Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES:
Net income	$ 13,209	$ 9,557
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	1,220	500
Net amortization of purchase premiums and discounts on securities	346	514
Depreciation and amortization	734	530
Deferred income tax expense	110	367
Net security gains	(424)	(28)
Gains on repurchase of subordinated debentures	(2,264)	0
Stock compensation expense	545	450
(Gain) Loss on sale of OREO	(71)	247
Valuation writedowns on OREO	300	0
Gain on sale of mortgage loans held for sale, net	(1,610)	(1,674)
Gain on sale of SBA loans held for sale, net	(2,099)	(1,204)
Origination of mortgage loans held for sale	(108,120)	(94,259)
Origination of SBA loans held for sale	(29,916)	(22,543)
Proceeds from sale of mortgage loans held for sale, net	109,730	95,933
Proceeds from sale of SBA loans held for sale, net	26,837	15,297
BOLI income	(378)	(380)
Net change in other assets and liabilities	639	(325)
Net cash provided by operating activities	8,788	2,982
INVESTING ACTIVITIES
Purchases of securities held to maturity	(11,322)	(1,264)
Purchases of securities available for sale	(9,339)	(2,255)
Purchases of FHLB stock, at cost	(4,182)	(16,568)
Maturities and principal payments on securities held to maturity	2,201	2,717
Maturities and principal payments on securities available for sale	8,927	8,295
Proceeds from sales of securities held to maturity	6,661	0
Proceeds from sales of securities available for sale	12,472	528
Proceeds from redemption of FHLB stock	2,745	18,000
Proceeds from sale of OREO	2,302	4,272
Net increase in loans	(82,697)	(123,463)
Purchases of premises and equipment	(9,595)	(951)
Net cash used in investing activities	(81,827)	(110,689)
FINANCING ACTIVITIES
Net increase in deposits	51,230	100,152
Proceeds from new borrowings	76,000	47,000
Repayments of borrowings	(47,000)	(80,000)
Repurchase of subordinated debentures	(2,891)	0
Proceeds from exercise of stock options	550	0
Dividends on common stock	(1,524)	(1,109)
Proceeds from capital offering	14,412	0
Net cash provided by financing activities	90,777	66,043
Increase (decrease) in cash and cash equivalents	17,738	(41,664)
Cash and cash equivalents, beginning of year	88,157	129,821
Cash and cash equivalents, end of year	105,895	88,157
SUPPLEMENTAL DISCLOSURES
Interest paid	8,798	7,673
Income taxes paid	7,592	4,791
Noncash investing activities:
Transfer of SBA loans held for sale to held to maturity	0	86
Capitalization of servicing rights	1,472	927
Transfer of loans to OREO	$ 1,990	$ 4,948